VARIABLE INTEREST ENTITIES (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended				12 Months Ended		1 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Consolidated VIE's item	Dec. 31, 2012 Consolidated VIE's	Dec. 31, 2013 Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG	Dec. 31, 2012 Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG	Mar. 31, 2011 Sasol Huntsman GmbH and Co. KG	Apr. 30, 2011 Arabian Amines Company
Identification of variable interest entities through investments and transactions
Number of joint ventures						4
Assets and liabilities of VIE
Current assets	$ 4,446		$ 4,192					$ 147	$ 163
Property, plant and equipment, net	3,759	[1]	3,656	[1]	3,510	369	378	369	378
Other noncurrent assets	458	[1]	366	[1]		28	28	76	61
Deferred income taxes	243		229					28	45
Intangible assets, net	88	[1]	70	[1]		17	19	17	19
Goodwill	131		117					16	16
Total assets	9,411		8,870		8,330			653	682
Current liabilities	2,283		2,313					330	348
Long-term debt	3,633	[1]	3,414	[1]		64	77	72	82
Deferred income taxes	303		170					9	8
Other noncurrent liabilities	938	[1]	1,157	[1]		45	101	45	102
Total liabilities	7,936		7,653					456	540
Amount receivable after settlement of a dispute												11
Damages incurred due to the delayed initial acceptance of the plant												8
Reimbursement of capital expenditures for work left unfinished by the third party contractors												3
Revenues										116
Earnings										7
Pro forma revenues (unaudited)										11,259
One time non cash gain										12
One-time noncash income tax expense recognized										$ 2
Noncontrolling interest (as a percent)	100.00%										50.00%

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."